Commitments and Contingencies - Additional Information - Liquidity (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Net loss	$ 383,065	$ (80,143)	$ 496,833	$ 45,361
Net operating cash flow			411,479	$ 503,773
Working capital deficit	373,600		373,600
Current portion of long-term debt	$ 727,434		$ 727,434		$ 998,591